Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Mar. 31, 2012
Selected Quarterly Financial Information (Unaudited) [Abstract]
Selected Quarterly Financial Information (Unaudited)

17. Selected Quarterly Financial Information (Unaudited)

The following table summarizes the Fiscal 2012 and 2011 quarterly results (dollars in thousands):

	Fiscal Quarter Ended
	June	September	December	March
Year Ended March 31, 2012
Total Revenue	$243,126	$305,532	$373,606	$379,990
Gross profit	$136,969	$175,100	$221,905	$219,122
Income from operations	$44,976	$59,278	$64,587	$78,841
Net income	$24,115	$40,606	$39,031	$43,612
Weighted average ordinary shares outstanding:
Basic	140,554,377	146,555,601	154,738,356	191,184,171
Diluted	179,177,268	187,580,161	193,583,954	196,855,404

Year Ended April 2, 2011
Total Revenue	$151,516	$189,369	$222,451	$240,003
Gross profit	$82,354	$102,827	$126,763	$134,121
Income from operations	$17,180	$32,122	$44,930	$42,634
Net income	$11,752	$15,591	$27,790	$17,373
Weighted average ordinary shares outstanding:
Basic	140,554,377	140,554,377	140,554,377	140,554,377
Diluted	179,177,268	179,177,268	179,177,268	179,177,268